Additional Information Financial Statement Schedule I	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Additional Information Financial Statement Schedule I

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	231,825	133,380	18,273
Term deposits	110,847	61,885	8,478
Amounts due from subsidiaries	865,964	998,391	136,779
Prepaid expenses and other current assets	3,911	1,363	187
Total current assets	1,212,547	1,195,019	163,717
TOTAL ASSETS	1,212,547	1,195,019	163,717
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,472	3,638	498
Total current liabilities	4,472	3,638	498
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	713,806	797,742	109,291
Total non-current liabilities	713,806	797,742	109,291
TOTAL LIABILITIES	718,278	801,380	109,789
SHAREHOLDERS' EQUITY

Class A ordinary shares (par value of USD0.0001 per share; 1,300,000,000 shares authorized as of December 31, 2023 and 2024; 328,901,755 and 327,406,202 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	305	241	33
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 and 158,453,168 shares authorized as of December 31, 2023 and 2024, respectively; 58,453,168 and 116,906,336 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	38	81	11
Treasury stock	(97)	(34)	(5)
Additional paid-in capital	10,987,407	11,070,615	1,516,668
Accumulated other comprehensive income	77,363	86,410	11,838
Accumulated deficit	(10,570,747)	(10,763,674)	(1,474,617)
TOTAL SHAREHOLDERS' EQUITY	494,269	393,639	53,928
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,212,547	1,195,019	163,717

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 3)
Sales and marketing expenses	(17,305)	(17,243)	(10,204)	(1,398)
Research and development expenses	(28,646)	(26,954)	(14,656)	(2,008)
General and administrative expenses	(103,120)	(68,148)	(64,942)	(8,897)
Total operating expenses	(149,071)	(112,345)	(89,802)	(12,303)
Loss from operations	(149,071)	(112,345)	(89,802)	(12,303)
Interest income	5,580	24,270	13,171	1,804
Foreign currency exchange (loss) gain	(5)	—	2	—
Loss before provision for income tax	(143,496)	(88,075)	(76,629)	(10,499)
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(34,376)	(223,707)	(116,298)	(15,931)
Net loss	(177,872)	(311,782)	(192,927)	(26,430)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(177,872)	(311,782)	(192,927)	(26,430)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(177,872)	(311,782)	(192,927)	(26,430)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	43,998	14,674	9,047	1,239
Total comprehensive loss	(133,874)	(297,108)	(183,880)	(25,191)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 3)
Net cash used in operating activities	(23,206)	(3,757)	(16,809)	(2,303)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investments in subsidiaries	(63,328)	—	—	—
Purchase of term deposits	—	(110,847)	—	—
Proceeds from disposal of term deposits	—	—	48,962	6,708
Loans to Group companies	(55,184)	(77,017)	(141,318)	(19,360)
Net cash used in investing activities	(118,512)	(187,864)	(92,356)	(12,652)

CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under loan from Group companies	29,781	—	—	—
Proceeds from exercise of share options	91	36	15	2
Repayment of loans from Group companies	—	(29,781)	—	—
Repurchase of ordinary shares	(33,948)	(51,393)	(1,070)	(147)
Net cash used in financing activities	(4,076)	(81,138)	(1,055)	(145)
Effect of exchange rate changes	41,473	11,383	11,775	1,613
Net decrease in cash and cash equivalents	(104,321)	(261,376)	(98,445)	(13,487)
Cash and cash equivalents at beginning of the year	597,522	493,201	231,825	31,760
Cash and cash equivalents at end of the year	493,201	231,825	133,380	18,273

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1.
BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries.

2.
INVESTMENT IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3.
CONVENIENCE TRANSLATION

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet and the related statement of operations and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.